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Lazard International Small Cap Equity Portfolio
Lazard International Small Cap Equity Portfolio

THE LAZARD FUNDS, INC.

Lazard Developing Markets Equity Portfolio
Lazard International Small Cap Equity Portfolio
Lazard US Small-Mid Cap Equity Portfolio

Supplement to Current Prospectus

Lazard International Small Cap Equity Portfolio

The following replaces the table in "Fees and Expenses" in the "Summary Section—Lazard International Small Cap Equity Portfolio—Fees and Expenses" in the Prospectus:
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Lazard International Small Cap Equity Portfolio		Institutional Shares	Open Shares	R6 Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		none	0.25%	none
Other Expenses		0.97%	0.97%	0.97%	[1]
Total Annual Portfolio Operating Expenses		1.72%	1.97%	1.72%
Fee Waiver and/or Expense Reimbursement	[2]	0.69%	0.69%	0.74%
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.03%	1.28%	0.98%
[1]	Based on estimated amounts for the current fiscal year, using amounts for Institutional Shares from the last fiscal year.
[2]	Reflects a contractual agreement by Lazard Asset Management LLC (the “Investment Manager”) to waive its fee and, if necessary, reimburse the Portfolio until May 1, 2024, to the extent Total Annual Portfolio Operating Expenses exceed 1.03%, 1.28% and .98% of the average daily net assets of the Portfolio’s Institutional Shares, Open Shares and R6 Shares, respectively, exclusive of taxes, brokerage, interest on borrowings, fees and expenses of “Acquired Funds,” fees and expenses related to filing foreign tax reclaims and extraordinary expenses. This expense limitation agreement can only be amended by agreement of the Fund, upon approval by the Fund’s Board of Directors, and the Investment Manager to lower the net amount shown and will terminate automatically in the event of termination of the Management Agreement between the Investment Manager and the Fund, on behalf of the Portfolio.

The following replaces the table in "Example" in the "Summary Section— Lazard International Small Cap Equity Portfolio—Example" in the Prospectus:
Expense Example - Lazard International Small Cap Equity Portfolio - USD ($)	1 year	3 years	5 years	10 years
Institutional Shares	105	475	869	1,973
Open Shares	130	552	999	2,240
R6 Shares	100	470	864	1,969

Dated: June 30, 2023